Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	AEGIS VALUE FUND INC
Central Index Key	0001052169
Amendment Flag	false
Document Creation Date	Dec. 30, 2013
Document Effective Date	Dec. 31, 2013
Prospectus Date	Dec. 31, 2013
AEGIS VALUE FUND INC | AEGIS VALUE FUND INC
Risk/Return:
Trading Symbol	AVALX